Long-Term Debt (Schedule Of Long-Term Debt) (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Debt Instrument [Line Items]
Total long-term debt	$ 13,000,000	$ 28,000,000
Current maturities of long-term debt	0	(15,000,000)
Total long-term debt	13,000,000	13,000,000
Senior Notes [Member]
Debt Instrument [Line Items]
Long-term debt	8,000,000	8,000,000
Maturity date	Dec. 01, 2018
Stated percenatge rate	7.66%
Periodic provision for retirement	1,600,000
Retirement, first payment date	Dec. 01, 2014
Note Payable March 31, 2012 [Member]
Debt Instrument [Line Items]
Variable interest rate addition	0.69%
Maturity date	Mar. 31, 2013
Note Payable March 31, 2012 [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Long-term debt		15,000,000
Vaiable rate basis description	30-day LIBOR
Variable interest rate addition	0.69%
Maturity date	Mar. 31, 2012
Note Payable December 1, 2015 [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Long-term debt	$ 5,000,000	$ 5,000,000
Vaiable rate basis description	three month LIBOR
LIBOR Rate	0.35%
Variable interest rate addition	1.25%
Maturity date	Dec. 01, 2015